Taxation - Schedule of Exceptional Tax Credits or Charges (Parenthetical) (Detail) £ in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 31, 2017 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credit) charge				£ 596		£ 732	£ 496
Additional tax charge				634		£ 591	£ 576
UK Transfer Pricing Settlement [member]
Disclosure of exceptional tax expense income [line items]
Tax assessment notice payment			£ 107
Exceptional tax (credit) charge				143
Additional tax charge				47
UK Industrial Building Allowance [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credit) charge				21
Tax Cuts and Jobs Act [member]
Disclosure of exceptional tax expense income [line items]
Remeasurement of deferred tax assets on post employment benefits and share-based incentive plans to other comprehensive income				11	$ 15
Exceptional tax (credit) charge				(354)	(478)
US Tax Reform Repatriation Of Untaxed Foreign Earnings [member] | Tax Cuts and Jobs Act [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credit) charge				9	12
US Tax Reform Remeasuring Deferred Tax Liabilities [Member] | Tax Cuts and Jobs Act [member]
Disclosure of exceptional tax expense income [line items]
Exceptional tax (credit) charge				£ (363)	$ (490)
United States [member]
Disclosure of exceptional tax expense income [line items]
US Federal tax rate	21.00%	35.00%
United States [member] | Tax Cuts and Jobs Act [member]
Disclosure of exceptional tax expense income [line items]
US Federal tax rate	21.00%	35.00%